Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
EXPENSES
Accounting and audit	$ 406	$ 615
Amortization	20	23
Filing and transfer agent fees	290	182
Foreign exchange (gain) loss	(349)	36
General office expenses	755	719
Legal	309	256
Management compensation and consulting fees	2,521	2,397
Mining taxes and other property costs	1,091	257
Impairment of exploration and evaluation assets		53,893
Share based payment expense	2,268	2,263
Shareholder relations	539	515
Travel	324	250
	8,174	61,406
INTEREST INCOME	1,755	1,115
GAIN ON SALE OF AVAILABLE-FOR-SALE SECURITIES		1,152
Change in fair value of warrants	342	44
EQUITY PICK UP FROM ASSOCIATE	308	(1,327)
LOSS FOR THE YEAR BEFORE INCOME TAX	(5,769)	(60,422)
DEFERRED INCOME TAX (EXPENSE) RECOVERY	(728)	4,576
LOSS FOR THE YEAR	(6,497)	(55,846)
Items that may be reclassified subsequently to profit or loss:
UNREALIZED GAIN ON AVAILABLE-FOR-SALE SECURITIES, NET OF TAXES	332	1,198
RECLASSIFICATION TO GAIN ON SALE OF AVAILABLE-FOR-SALE SECURITIES		(1,152)
	332	46
TOTAL COMPREHENSIVE LOSS	$ (6,165)	$ (55,800)
BASIC AND DILUTED LOSS PER SHARE (in dollars per share)	$ (0.08)	$ (0.71)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED (in shares)	81,184,386	78,482,056